Finance Income and Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Finance income (expenses)	€ (1,348)	€ (1,495)	€ (907)